BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 621,472	$ 185,752
Prepaid expenses	259,939	0
Total Current Assets	881,411	185,752
Deferred offering costs	0	417,083
Investments held in Trust Account	200,035,810	0
TOTAL ASSETS	200,917,221	602,835
Current liabilities
Accounts payable and accrued expenses	1,555,405	0
Accrued offering costs	108,000	332,899
Promissory note - related party	0	250,000
Total Current Liabilities	1,663,405	582,899
Warrant Liabilities	9,440,000	0
Deferred underwriting fee payable	7,000,000	0
Total Liabilities	18,103,405	582,899
Commitments and Contingencies
Class A ordinary shares subject to possible redemption 20,000,000 and no shares at $10.00 per share at December 31, 2021 and 2020, respectively	200,000,000	0
Shareholder's Equity (Deficit)
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding	0	0
Additional paid-in capital	0	24,497
Accumulated deficit	(17,186,684)	(5,064)
Total Shareholders' Equity (Deficit)	(17,186,184)	19,936
TOTAL LIABILITIES, CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS' EQUITY (DEFICIT)	200,917,221	602,835
Class A Ordinary Shares [Member]
Shareholder's Equity (Deficit)
Ordinary shares	0	0
Class B Ordinary Shares [Member]
Shareholder's Equity (Deficit)
Ordinary shares	$ 500	$ 503